15 Judicial Deposits	12 Months Ended
Dec. 31, 2020
Judicial Deposits [Abstract]
Judicial Deposits
15	Judicial Deposits

	12.31.2020	12.31.2019
Taxes claims	346,659	351,402
Labor claims	72,263	85,187
Civil
Civil	57,006	53,260
Easements	7,156	5,076
Customers	3,479	1,897
	67,641	60,233
.
Others	183	7,368
	486,746	504,190